Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net [Abstract]
Property and equipment
(a)	Details of property and equipment as of December 31, 2019 and 2020 are as follows:

	2019
	Acquisition cost		Accumulated depreciation	Carrying value
Land	~~W~~	1,815,112	—	1,815,112
Buildings		1,167,514	(377,065)	790,449
Right-of-use assets		1,357,206	(244,410)	1,112,796
Others		2,130,805	(1,765,834)	364,971

	~~W~~	6,470,637	(2,387,309)	4,083,328

	2020
	Acquisition cost		Accumulated depreciation	Carrying value
Land	~~W~~	2,219,227	—	2,219,227
Buildings		1,230,187	(419,426)	810,761
Right-of-use assets		1,016,183	(425,766)	590,417
Others		2,197,485	(1,828,193)	369,292

	~~W~~ 6,663,082		(2,673,385)	3,989,697

Changes in property and equipment

(b)	Changes in property and equipment for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Land		Buildings	Right-of-use assets	Others	Total
Beginning balance	~~W~~	1,827,711	852,569	583,576	313,853	3,577,709
Acquisition (*1)		69,045	16,946	805,783	184,630	1,076,404
Disposal (*1)		(249)	(1,719)	(12,595)	(29,081)	(43,644)
Depreciation		—	(55,450)	(298,538)	(125,669)	(479,657)
Amounts transferred from(to) investment property		(81,311)	(23,262)	—	—	(104,573)
Amounts transferred from(to) intangible assets		—	—	—	271	271
Amounts transferred from(to) non-current assets held for sale (*2)		(410)	(45)	—	—	(455)
Effects of foreign currency movements		326	1,410	2,981	9,314	14,031
Business combination		—	—	31,589	11,653	43,242

Ending balance	~~W~~	1,815,112	790,449	1,112,796	364,971	4,083,328

(*1)	~~W~~76,004 million transferred from assets-under-construction is included.
(*2)	Included buildings, and land.

	2020
	Land		Buildings	Right-of-use assets	Others	Total
Beginning balance	~~W~~	1,815,112	790,449	1,112,796	364,971	4,083,328
Acquisition (*1)		78,066	56,828	305,958	140,958	581,810
Disposal (*1)		(92,683)	(46,897)	(24,173)	(2,398)	(166,151)
Depreciation		—	(56,041)	(286,028)	(133,437)	(475,506)
Amounts transferred from(to) investment property		55,316	(51,252)	—	—	4,064
Amounts transferred from(to) intangible assets		—	—	—	3,738	3,738
Amounts transferred from(to) non-current assets held for sale (*2)		(31,622)	(11)	—	—	(31,633)
Amounts transferred from(to) right-of-use assets (*2)		395,346	118,091	(513,437)	—	—
Others		—	—	—	(2,235)	(2,235)
Effects of foreign currency movements		(308)	(406)	(5,380)	(2,459)	(8,553)
Business combination (Note 47)		—	—	681	154	835

Ending balance	~~W~~	2,219,227	810,761	590,417	369,292	3,989,697

(*1)	~~W~~56,575 million transferred from assets-under-construction is included.
(*2)	Included buildings, and land.

Insured assets
(c)	Insured assets and liability insurance as of December 31, 2020 are as follows:

	2020
Type of insurance	Insured assets and objects	Amount covered		Insurance company
Comprehensive insurance for financial institutions	Cash(including ATM)	~~W~~	25,200	Samsung Fire & Marine Insurance Co., Ltd.,etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Collateral		1,510,644	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate		24,235	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability of executives		110,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for employee accident	Employee		71,287	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities		80,165	Samsung Fire & Marine Insurance Co., Ltd., etc.
Others	Personal information liability insurance etc.		32,549	Samsung Fire & Marine Insurance Co., Ltd., etc.